Share based compensation, Share Option Awards Outstanding (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	15.80
Outstanding at end of period (in dollars per share) | $ / shares	$ 15.80
Number of options [Abstract]
Outstanding at beginning of period (in shares)	0
Granted (in shares)	157,187
Outstanding at end of period (in shares)	157,187
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	7 years 7 months 13 days
Granted weighted average remaining life in years	7 years 7 months 13 days
Number of option exercisable (in shares)	0
Number of options vested (in shares)	7,296
Vesting condition	2 years
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 14.44